UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09153
Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.9%
$525	Grand Valley State University, 5.625%, 12/1/29	$517,991
525	Grand Valley State University, 5.75%, 12/1/34	511,534
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	1,409,237
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	454,086

		$2,892,848

Electric Utilities — 3.4%
$460	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$435,036
435	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	394,262

		$829,298

Escrowed/Prerefunded — 18.8%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$551,160
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	656,774
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	787,522
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	840,120
600	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	678,714
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,081,830

		$4,596,120

General Obligations — 8.4%
$500	East Grand Rapids Public School District, 5.00%, 5/1/25	$505,615
750	Manistee Area Public Schools, 5.00%, 5/1/24	755,325
345	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	294,606
500	Wayne Charter County, 5.70%, 8/1/38	504,330

		$2,059,876

Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$72,690

		$72,690

Hospital — 29.1%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$448,540
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	144,874
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	88,439
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	285,106
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	418,185
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	838,370
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	542,730
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	741,230
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	879,012
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	679,912
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,011,650
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	271,226
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	756,760

		$7,106,034

Housing — 7.5%
$1,065	Michigan Housing Development Authority, (AMT), 5.20%, 6/1/39	$991,430
1,000	Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	839,920

		$1,831,350

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 5.9%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$482,600
800	Dickinson County Electronic Development Corp., (International Paper Co.), 5.75%, 6/1/16	681,120
625	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	278,725

		$1,442,445

Insured-Electric Utilities — 8.7%
$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$819,000
500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	433,450
220	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/30	199,287
750	Puerto Rico Electric Power Authority, (FGIC), (MBIA), 5.25%, 7/1/34	663,825

		$2,115,562

Insured-Escrowed/Prerefunded — 17.4%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,009,790
1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,084,510
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,159,180

		$4,253,480

Insured-General Obligations — 11.3%
$650	Detroit City School District, (FGIC), 4.75%, 5/1/28	$566,482
750	Detroit City School District, (FSA), 5.25%, 5/1/32	685,688
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	197,696
100	Lincoln Consolidated School District, (FSA), 5.00%, 5/1/10	104,610
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38(1)	1,212,587

		$2,767,063

Insured-Hospital — 7.0%
$1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$785,670
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	911,860

		$1,697,530

Insured-Lease Revenue/Certificates of Participation — 5.3%
$4,300	Michigan Building Authority, (FGIC), 0.00%, 10/15/30	$1,015,058
1,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	273,670

		$1,288,728

Insured-Special Tax Revenue — 10.9%
$5,160	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$204,852
1,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	110,275
2,430	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	203,585
1,470	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	114,219
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	2,028,892

		$2,661,823

Insured-Student Loan — 6.3%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$712,110
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25	811,730

		$1,523,840

Insured-Transportation — 7.2%
$1,000	Wayne Charter County Airport, (AGC), (AMT), 5.375%, 12/1/32	$911,890
1,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	834,330

		$1,746,220

Insured-Water and Sewer — 5.7%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,387,221

		$1,387,221

Lease Revenue/Certificates of Participation — 1.0%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$249,995

		$249,995

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 1.2%
$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$294,545

		$294,545

Transportation — 6.2%
$1,500	Kent County Airport Facility, 5.00%, 1/1/25(2)	$1,504,950

		$1,504,950

Water and Sewer — 1.1%
$250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(3)	$274,033

		$274,033

Total Tax-Exempt Investments — 174.6% (identified cost $47,014,856)		$42,595,651

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (71.7)%		$(17,501,295)

Other Assets, Less Liabilities — (2.9)%		$(697,709)

Net Assets Applicable to Common Shares — 100.0%		$24,396,647

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	MBIA Insurance Corp. of Illinois

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 45.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 18.5% of total investments.

(1)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

(3)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/09	3 U.S. Treasury Note	Short	$(366,393)	$(360,093)	$6,300
06/09	5 U.S. Treasury Bond	Short	(638,108)	(616,719)	21,389

					$27,689

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$400,000	4.682%	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	$(89,443)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

3

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position whose primary underlying risk exposure is interest rate risk was $27,689 and $89,443, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,863,697

Gross unrealized appreciation	$1,389,720
Gross unrealized depreciation	(5,782,766)

Net unrealized depreciation	$(4,393,046)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$27,689
Level 2	Other Significant Observable Inputs	42,595,651	(89,443)
Level 3	Significant Unobservable Inputs	—	—

Total		$42,595,651	$(61,754)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	April 16, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 16, 2009